August 2, 2013

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Advisers Investment Trust, File Nos. 333-173080 and 811-22538-

Ladies and Gentleman:

On behalf of Advisers Investment Trust (the “Registrant”), we hereby file a registration statement under the Securities Act of 1933 on Form N-14.

Subject to shareholder approval and pursuant to Agreements and Plans of Reorganization, it is anticipated that the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each a “Transferring Fund” and collectively, the “Transferring Funds”), each series of the DundeeWealth Funds (File Nos. 333-135371 and 811- 21913) will transfer all of their assets and liabilities to the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund (each an “Acquiring Fund” and collectively, the “Acquiring Funds”), respectively. each a separate series of the Registrant, in exchange for shares of the corresponding series of the Registrant (the “Reorganization”). Immediately after the transfer of their assets and liabilities, each Transferring Fund will make a liquidating distribution to its shareholders of the Acquiring Funds shares so received, so that a holder of shares in each Transferring at the time of the Reorganization will receive a number of shares of the corresponding Acquiring Fund with the same aggregate value as the shareholder had in the corresponding Transferring Fund immediately before the Reorganization.

A registration statement for the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Select Fund series of the Registrant was filed with the Securities and Exchange on July 17, 2013 and is not yet effective.

If you have any questions, please contact Michael V. Wible at (614) 469-3297.

Very truly yours,

/s/ Thompson Hine

Thompson Hine LLP

Michael.Wible@ThompsonHine.com Fax: 614.469.3361 Phone: 614.469.3297